Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Expenses [Abstract]
Accounts payable and accrued expenses
10.	Accounts payable and accrued expenses

As of December 31, accounts payable and accrued expenses consist of:

	Successor Registrant 2011	Predecessor Registrant 2010

Guarantee deposits and customer advances	$2,308	$2,622
Accrued interest	3,859	1,781
Professional fees	709	3,849
Performance and sale bonuses	2,294	1,090
Taxes payable, other than income taxes	2,140	3,030
Programming provisions	2,082	1,793
Suppliers	3,941	889
Sundry creditors	1,530	1,357

	$18,863	$16,411